Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
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Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$1,058,808.1	$1,329,291.4
Commercial paper	—	9,566.4
Government bonds	906.8	2,451.6
Repurchase agreements	5,275.3	1,133.3
Corporate bonds	—	371.4

	$1,064,990.2	$1,342,814.1

Deposits in banks consisted of highly liquid time deposits that were readily convertible to known amounts of cash and were subject to an insignificant risk of changes in value.